Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other payables [Line Items]
Deferred consideration	€ 147	€ 165
Minimum [member]
Disclosure of trade and other payables [Line Items]
Contingent consideration liability on undiscounted basis	0
Maximum [member]
Disclosure of trade and other payables [Line Items]
Contingent consideration liability on undiscounted basis	118
Level 3 of fair value hierarchy [member]
Disclosure of trade and other payables [Line Items]
Fair value of total contingent consideration	€ 118	€ 136